Intangible Assets and Goodwill	12 Months Ended
Mar. 31, 2021
Disclosure Of Intangible Assets And Goodwill [Abstract]
Intangible Assets and Goodwill
19)	INTANGIBLE ASSETS AND GOODWILL

Particulars	Goodwill	Customer Relationship	Non- Compete	Brand / Trade Mark	Technology Related Development Cost	Software	Intangible assets under development	Total
Cost
Balance as at April 1, 2019	946,323	6,517	652	142,673	56,118	6,798	4,017	1,163,098
Acquisitions through business combination (refer note 7)	10,433	4,858	287	558	1,089	—	—	17,225
Additions/Adjustment*	—	—	—	—	8,469	363	505	9,337
Disposals	—	—	—	—	(1,635)	(202)	—	(1,837)
Effect of movements in foreign exchange rates	(67,723)	(704)	(40)	(9,506)	(3,881)	(475)	(265)	(82,594)
Balance as at March 31, 2020	889,033	10,671	899	133,725	60,160	6,484	4,257	1,105,229
Balance as at April 1, 2020	889,033	10,671	899	133,725	60,160	6,484	4,257	1,105,229
Additions/Adjustment*	—	—	—	—	8,033	329	(234)	8,128
Disposals	—	—	—	—	(480)	(1,751)	—	(2,231)
Effect of movements in foreign exchange rates	18,219	200	17	2,551	1,176	134	81	22,378
Balance as at March 31, 2021	907,252	10,871	916	136,276	68,889	5,196	4,104	1,133,504
Accumulated amortization and impairment losses
Balance as at April 1, 2019	9,625	2,135	479	39,095	34,452	5,931	2,505	94,222
Amortization for the year	—	1,533	63	13,129	9,207	403	—	24,335
Impairment for the year	272,160	—	—	—	—	—	—	272,160
Disposals	—	—	—	—	(1,515)	(205)	—	(1,720)
Effect of movements in foreign exchange rates	—	(154)	(12)	(2,739)	(2,298)	(423)	(132)	(5,758)
Balance as at March 31, 2020	281,785	3,514	530	49,485	39,846	5,706	2,373	383,239
Balance as at April 1, 2020	281,785	3,514	530	49,485	39,846	5,706	2,373	383,239
Amortization for the year	—	1,463	64	12,540	9,665	305	—	24,037
Disposals	—	—	—	—	(468)	(1,743)	—	(2,211)
Effect of movements in foreign exchange rates	5,593	69	12	949	756	118	35	7,532
Balance as at March 31, 2021	287,378	5,046	606	62,974	49,799	4,386	2,408	412,597
Carrying amounts
As at April 1, 2019	936,698	4,382	173	103,578	21,666	867	1,512	1,068,876
As at March 31, 2020	607,248	7,157	369	84,240	20,314	778	1,884	721,990
As at April 1, 2020	607,248	7,157	369	84,240	20,314	778	1,884	721,990
As at March 31, 2021	619,874	5,825	310	73,302	19,090	810	1,696	720,907

*

Represents addition of USD 7,741 (March 31, 2020: USD 8,488) to intangible assets under development, adjusted for amounts capitalized out of intangible assets under development amounting to USD 7,975 (March 31, 2020: USD 7,983).

Impairment testing for CGUs containing goodwill

For the purpose of impairment testing, goodwill is allocated to a CGU (business operations) representing the lowest level within the Group at which goodwill is monitored for internal management purposes, and which is not higher than the Group’s operating segment. The Group has allocated goodwill to the individual CGUs and not to a group of CGUs.

The acquisition of the Ibibo Group Holdings (Singapore) Pte. Ltd. (‘ibibo Group’) in January 2017 resulted in the recognition of goodwill of USD 950,204 which was allocated to the then identified CGUs i.e. ibibo Group - Go ibibo (USD 802,181) and ibibo Group - redBus (USD 148,023). During the year ended March 31, 2020, the Group recorded an impairment loss of USD 270,855 related to ibibo Group - Go ibibo CGU and such impairment was fully allocated to goodwill.

As at April 1, 2020, the goodwill was allocated to the following CGUs:

As at April 1,
Particulars	2020
ibibo Group - Go ibibo	447,712
ibibo Group - redBus	141,737
Other units without significant goodwill	17,799
Total	607,248

On January 31, 2021, the Group completed integration of the air ticketing business of MakeMyTrip India Private Limited (MMT) and Ibibo Group Private Limited (Go) and of the hotels and packages businesses of MMT and Go, pursuant to the Group drawing significant synergies and benefits from the integrated businesses, thereby leading to a change in the composition of its CGUs.

Over the years, efforts were made to draw synergies between the air businesses of MMT and Go and also between the hotels and packages businesses of MMT and Go. Synergies were planned through the integration of supply agreements, technology and data platforms and accounting systems. As part of this planned integration, during the year, the Group completed the remaining key integration tasks relating to the technology backbone including pricing policies and integration of various functions of MMT and Go such as post sales and customer service processes, resulting in  a reorganization of the internal reporting structure, which was completed by January 31, 2021. As a result of the integration, management monitors operations and makes decisions for the combined air ticketing business (MMT + Go) and for the combined hotels and packages business (MMT + Go).

In conjunction with these business integration activities, the Group reorganized its reporting structure as well to align with the newly integrated businesses. Thus, the goodwill which was initially (at the time of acquisition of ibibo Group) allocated to ibibo Group - Go ibibo CGU of USD 802,181 (and was subsequently impaired by USD 270,855 to USD 466,762 as of January 31, 2021 (including the impact of currency translation adjustments of USD 64,564)), has been re-allocated to the newly established CGUs structure using a relative fair value approach on January 31, 2021 and has been reassessed for impairment at the level of the air ticketing and hotels and packages CGUs. The Group tested goodwill for impairment immediately before and after the integration and concluded that the recoverable amounts of CGUs exceeded their corresponding carrying amounts and therefore there was no impairment recognized.

As a consequence of the goodwill re-allocation, the allocation of goodwill to the CGUs as at March 31, 2021 is as follows:

As at March 31,
Particulars	2021
Air ticketing	248,660
Hotels and Packages	225,027
ibibo Group – redBus	136,786
Other units without significant goodwill	9,401
Total	619,874

(a) Air ticketing and Hotels and packages

The recoverable amount of these CGUs was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGUs. These calculations use cash flow projections over a period of five years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in the estimation of value in use were as follows:

	As at March 31, 2021
Particulars	Air ticketing	Hotels and packages
Discount rate (pre-tax)	19.4%	19.4%
Discount rate (post-tax)	16.0%	16.0%
Terminal value growth rate	4.5%	4.5%
Revenue growth rate	15.0% - 106.3%	19.0% - 118.2%
EBITDA margin (5 years)	6.6% - 18.2%	(7.1%) - 17.9%

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, revenue growth rate and EBITDA margins were determined based on management's estimate. Budgeted EBITDA was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past and the estimated revenue growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the above, no impairment was identified as of March 31, 2021 as the recoverable value of the CGUs exceeded the carrying value. No reasonably possible change in any of the above key assumptions would cause the carrying amount of these units to exceed their recoverable amount.

b) ibibo  Group – redBus

The recoverable amount of this CGU was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on next year financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below.

The key assumptions used in the estimation of value in use were as follows:

	As at March 31
Particulars	2020	2021
Discount rate (pre-tax)	20.1%	18.9%
Discount rate (post-tax)	16.0%	16.0%
Terminal value growth rate	4.0%	4.0%
Revenue growth rate	(24.2)% - 48.6%	20.0% - 124.7%
EBITDA margin (5 years)	1.3% - 23.1%	9.8% - 21.9%

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, revenue growth rate and EBITDA margins were determined based on management's estimate. Budgeted EBITDA was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past and the estimated revenue growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Based on the above, no impairment was identified as of March 31, 2021 and March 31, 2020 as the recoverable value of the CGU exceeded the carrying value. The recoverable amount of the CGU exceeds the carrying amount by approximately 37.5% as at March 31, 2021 (March 31, 2020: 24.1%). An increase of 4.97% (March 31, 2020: 9.30%) in pre-tax discount rate and a decrease of EBITDA as a percentage of revenue by 6.12% (March 31, 2020: 4.15%) shall equate the recoverable amount with the carrying amount of the CGU.

c) ibibo  Group - Go ibibo:

During the end of the fourth quarter of 2019-20, the Group experienced a significant decline in its stock price and operating results due to an increased negative impact of COVID-19 pandemic resulting in the continued weakness in the macroeconomic environment and foreign exchange rates. The recoverable amount of this CGU was based on its value in use, determined by discounting the future cash flows to be generated from the continuing use of the CGU. The carrying amount of the CGU was determined to be higher than its recoverable amount and an impairment loss of USD 270,855 was recognised during the year ended March 31, 2020. The impairment loss was fully allocated to goodwill.

The key assumptions used in the estimation of value in use were as follows:

As at March 31
Particulars	2020
Discount rate (pre-tax)	17.4%
Discount rate (post-tax)	15.5%
Terminal value growth rate	4.5%
Revenue growth rate	(59.9)% - 147.1%
EBITDA margin (5 years)	(25.8)% - 30.4%

The above pre-tax discount rate is based on the Weighted Average Cost of Capital (WACC) of a comparable market participant, which is adjusted for specific risks. These estimates are likely to differ from future actual results of operations and cash flows.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate, revenue growth rate and EBITDA margins were determined based on management's estimates. Budgeted EBITDA was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past and the estimated revenue growth for future. The estimation of value in use reflects numerous assumptions that are subject to various risks and uncertainties, including key assumptions regarding expected growth rates and operating margin, expected length and severity of the impact from the COVID-19 pandemic and the shape and timing of the subsequent recovery, as well as other key assumptions with respect to matters outside of the Group's control. Following the impairment loss recognised in this CGU, the recoverable amount was equal to the carrying amount as at March 31, 2020.